Supplemental pension plans (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Projected Benefit Obligations [Abstract]
Cost of service	R$ 151	R$ 401	R$ (906)
Cost of interest on actuarial obligations	273,893	282,210	204,712
Expected earnings from the assets of the plan	(225,060)	(227,360)	(174,937)
Net cost/(benefit) of the pension plans	R$ 48,984	R$ 55,251	R$ 28,869